Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting disclosure
Segment Reporting	Note 37 – Segment reporting

The Corporation’s corporate structure consists of two reportable segments – Banco Popular de Puerto Rico and Popular U.S. Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources. The segments were determined based on the organizational structure, which focuses primarily on the markets the segments serve, as well as on the products and services offered by the segments.

Banco Popular de Puerto Rico:

Given that Banco Popular de Puerto Rico constitutes a significant portion of the Corporation’s results of operations and total assets at December 31, 2021, additional disclosures are provided for the business areas included in this reportable segment, as described below:

Commercial banking represents the Corporation’s banking operations conducted at BPPR, which are targeted mainly to corporate, small and middle size businesses. It includes aspects of the lending and depository businesses, as well as other finance and advisory services. BPPR allocates funds across business areas based on duration matched transfer pricing at market rates. This area also incorporates income related with the investment of excess funds, as well as a proportionate share of the investment function of BPPR.Consumer and retail banking represents the branch banking operations of BPPR which focus on retail clients. It includes the consumer lending business operations of BPPR, as well as the lending operations of Popular Auto and Popular Mortgage. Popular Auto focuses on auto and lease financing, while Popular Mortgage focuses principally on residential mortgage loan originations. The consumer and retail banking area also incorporates income related with the investment of excess funds from the branch network, as well as a proportionate share of the investment function of BPPR.Other financial services include the trust service units of BPPR, asset management services of Popular Asset Management, the brokerage and investment banking operations of Popular Securities, and the insurance agency and reinsurance businesses of Popular Insurance, Popular Risk Services, and Popular Life Re. Most of the services that are provided by these subsidiaries generate profits based on fee income.

Popular U.S.:

Popular U.S. reportable segment consists of the banking operations of Popular Bank (PB), Popular Insurance Agency, U.S.A., and Popular Equipment Finance (PEF). PB operates through a retail branch network in the U.S. mainland under the name of Popular, and equipment leasing and financing services through PEF. Popular Insurance Agency, U.S.A. offers investment and insurance services across the PB branch network.

The Corporate group consists primarily of the holding companies Popular, Inc., Popular North America, Popular International Bank and certain of the Corporation’s investments accounted for under the equity method, including EVERTEC and Centro Financiero BHD, León.

The accounting policies of the individual operating segments are the same as those of the Corporation. Transactions between reportable segments are primarily conducted at market rates, resulting in profits that are eliminated for reporting consolidated results of operations.

The tables that follow present the results of operations and total assets by reportable segments:
December 31, 2021
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,674,589	$321,154	$6
Provision for credit losses (benefit)		(136,352)	(56,897)	-
Non-interest income		565,310	24,518	(548)
Amortization of intangibles		2,813	665	-
Depreciation expense		46,539	7,415	-
Other operating expenses		1,285,959	203,892	(544)
Income tax expense		253,479	56,538	-
Net income		$787,461	$134,059	$2
Segment assets		$64,336,681	$10,399,066	$(31,528)

December 31, 2021
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,995,749	$(38,159)	$-	$1,957,590
Provision for credit losses (benefit)	(193,249)	(215)	-	(193,464)
Non-interest income	589,280	56,535	(3,687)	642,128
Amortization of intangibles	3,478	5,656	-	9,134
Depreciation expense	53,954	1,150	-	55,104
Other operating expenses	1,489,307	(545)	(3,725)	1,485,037
Income tax expense (benefit)	310,017	(1,085)	86	309,018
Net income	$921,522	$13,415	$(48)	$934,889
Segment assets	$74,704,219	$5,458,718	$(5,065,038)	$75,097,899
December 31, 2020
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,593,599	$302,517	$11
Provision for credit losses		210,955	81,486	-
Non-interest income		445,893	24,285	(553)
Amortization of intangibles		5,634	665	-
Depreciation expense		47,890	9,558	-
Other operating expenses		1,169,816	228,406	(544)
Income tax expense		106,211	7,411	-
Net income (loss)		$498,986	$(724)	$2
Segment assets		$55,353,626	$10,255,954	$(33,935)

December 31, 2020
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,896,127	$(39,514)	$-	$1,856,613
Provision for credit losses	292,441	95	-	292,536
Non-interest income	469,625	46,442	(3,755)	512,312
Amortization of intangibles	6,299	98	-	6,397
Depreciation expense	57,448	1,004	-	58,452
Other operating expenses	1,397,678	(1,212)	(3,486)	1,392,980
Income tax expense (benefit)	113,622	(1,560)	(124)	111,938
Net income	$498,264	$8,503	$(145)	$506,622
Segment assets	$65,575,645	$5,214,439	$(4,864,084)	$65,926,000
December 31, 2019
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,633,950	$295,470	$(51)
Provision for credit losses		135,495	30,028	-
Non-interest income		506,739	23,160	(561)
Amortization of intangibles		8,610	664	-
Depreciation expense		49,058	8,263	-
Other operating expenses		1,208,458	205,219	(547)
Income tax expense		129,145	19,164	-
Net income		$609,923	$55,292	$(65)
Segment assets		$41,756,864	$10,056,316	$(18,576)

December 31, 2019
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,929,369	$(37,675)	$-	$1,891,694
Provision for credit losses	165,523	256	-	165,779
Non-interest income	529,338	43,901	(3,356)	569,883
Amortization of intangibles	9,274	96	-	9,370
Depreciation expense	57,321	746	-	58,067
Other operating expenses	1,413,130	55	(3,140)	1,410,045
Income tax expense (benefit)	148,309	(1,041)	(87)	147,181
Net income	$665,150	$6,114	$(129)	$671,135
Segment assets	$51,794,604	$5,228,276	$(4,907,556)	$52,115,324
Additional disclosures with respect to the Banco Popular de Puerto Rico reportable segment are as follows:
December 31, 2021
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$734,501	$934,611	$5,477	$-	$1,674,589
Provision for credit losses (benefit)	(85,990)	(50,362)	-	-	(136,352)
Non-interest income	118,126	343,125	109,018	(4,959)	565,310
Amortization of intangibles	290	2,110	609	(196)	2,813
Depreciation expense	20,512	25,386	641	-	46,539
Other operating expenses	377,563	818,503	91,652	(1,759)	1,285,959
Income tax expense	180,874	66,616	5,989	-	253,479
Net income	$359,378	$415,483	$15,604	$(3,004)	$787,461
Segment assets	$64,994,081	$31,313,708	$2,038,402	$(34,009,510)	$64,336,681
December 31, 2020
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$653,091	$927,165	$13,343	$-	$1,593,599
Provision for credit losses	47,905	163,050	-	-	210,955
Non-interest income	100,329	249,464	97,443	(1,343)	445,893
Amortization of intangibles	197	3,609	1,828	-	5,634
Depreciation expense	20,488	26,746	656	-	47,890
Other operating expenses	303,534	782,521	85,122	(1,361)	1,169,816
Income tax expense (benefit)	104,617	(5,934)	7,528	-	106,211
Net income	$276,679	$206,637	$15,652	$18	$498,986
Segment assets	$49,806,766	$29,000,270	$2,218,444	$(25,671,854)	$55,353,626
December 31, 2019
Banco Popular de Puerto Rico
		Consumer	Other	Eliminations	Total Banco
	Commercial	and Retail	Financial	and Other	Popular de
(In thousands)	Banking	Banking	Services	Adjustments	Puerto Rico
Net interest income	$619,926	$1,009,196	$4,828	$-	$1,633,950
Provision for credit losses (benefit)	(46,099)	181,594	-	-	135,495
Non-interest income	99,758	303,268	106,218	(2,505)	506,739
Amortization of intangibles	195	4,294	4,121	-	8,610
Depreciation expense	20,024	28,411	623	-	49,058
Other operating expenses	309,762	835,582	65,631	(2,517)	1,208,458
Income tax expense	104,636	11,999	12,510	-	129,145
Net income	$331,166	$250,584	$28,161	$12	$609,923
Segment assets	$34,340,842	$23,976,004	$380,557	$(16,940,539)	$41,756,864

Geographic Information

The following information presents selected financial information based on the geographic location where the Corporation conducts its business. The banking operations of BPPR are primarily based in Puerto Rico, where it has the largest retail banking franchise. BPPR also conducts banking operations in the U.S. Virgin Islands, the British Virgin Islands and New York. BPPR’s banking operations in the United States include E-loan, an online platform used to offer personal loans, co-branded credit cards offerings and an online deposit gathering platform. In the Virgin Islands, the BPPR segment offers banking products, including loans and deposits. During the year ended December 31, 2021, the BPPR segment generated approximately $50.6 million (2020 - $55.3 million, 2019 - $55.7 million) in revenues from its operations in the United States, including net interest income, service charges on deposit accounts and other service fees. In addition, the BPPR segment generated $45.4 million in revenues (2020 - $44.2 million, 2019 - $47.6 million) from its operations in the U.S. and British Virgin Islands. At December 31, 2021, total assets for the BPPR segment related to its operations in the United States amounted to $589 million (2020 - $627 million).

(In thousands)	2021	2020	2019
Revenues:[1]
Puerto Rico	$2,136,481	$1,921,207	$2,016,089
United States	390,201	376,529	371,368
Other	73,036	71,189	74,120
Total consolidated revenues	$2,599,718	$2,368,925	$2,461,577
[1]

Total revenues include net interest income, service charges on deposit accounts, other service fees, mortgage banking activities, net gain (loss) on sale of debt securities, net gain, including impairment on equity securities, net (loss) profit on trading account debt securities, net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale, adjustments (expense) to indemnity reserves on loans sold, and other operating income.

Selected Balance Sheet Information
(In thousands)	2021	2020	2019
Puerto Rico
Total assets	$63,221,282	$54,143,954	$40,544,255
Loans	19,770,118	20,413,112	18,989,286
Deposits	57,211,608	47,586,880	34,664,243
United States
Total assets	$10,986,055	$10,878,030	$10,693,536
Loans	8,903,493	8,396,983	7,819,187
Deposits	7,777,232	7,672,549	7,664,792
Other
Total assets	$890,562	$904,016	$877,533
Loans	626,115	674,556	657,603
Deposits [1]	2,016,248	1,606,911	1,429,571
[1]	Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.